American Century Investments®
Quarterly Portfolio Holdings
Avantis® Short-Term Fixed Income Fund
May 31, 2022

Avantis Short-Term Fixed Income Fund - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 65.0%
Aerospace and Defense — 1.1%
Boeing Co., 2.20%, 2/4/26	75,000	68,677
General Dynamics Corp., 3.50%, 5/15/25	42,000	42,278
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	36,000	35,901
		146,856
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., 2.20%, 9/1/24	101,000	99,636
Automobiles — 1.1%
American Honda Finance Corp., 1.00%, 9/10/25	78,000	72,206
General Motors Financial Co., Inc., 4.25%, 5/15/23	20,000	20,224
General Motors Financial Co., Inc., 5.25%, 3/1/26	45,000	46,331
		138,761
Banks — 11.0%
Asian Development Bank, 0.50%, 2/4/26	100,000	91,877
Bank of Montreal, 0.625%, 7/9/24	60,000	56,951
Bank of Montreal, 1.85%, 5/1/25	72,000	68,707
Bank of Nova Scotia, 1.30%, 6/11/25	108,000	100,949
Citigroup, Inc., 3.30%, 4/27/25	66,000	65,548
Council Of Europe Development Bank, 2.50%, 2/27/24	25,000	24,995
European Bank for Reconstruction & Development, 0.25%, 7/10/23	50,000	48,871
European Investment Bank, 1.375%, 3/15/27	150,000	139,970
Inter-American Development Bank, 2.625%, 1/16/24	150,000	150,224
Inter-American Development Bank, 3.00%, 2/21/24	140,000	141,090
International Bank for Reconstruction & Development, 0.875%, 7/15/26	10,000	9,229
Oesterreichische Kontrollbank AG, 2.875%, 3/13/23	100,000	100,630
PNC Financial Services Group, Inc., 2.20%, 11/1/24	90,000	88,445
Royal Bank of Canada, 2.55%, 7/16/24	42,000	41,527
Royal Bank of Canada, 1.15%, 7/14/26	60,000	54,176
Santander Holdings USA, Inc., 4.50%, 7/17/25	66,000	66,791
Santander Holdings USA, Inc., 3.24%, 10/5/26	70,000	67,058
Toronto-Dominion Bank, 1.20%, 6/3/26	105,000	95,480
Wells Fargo & Co., 3.55%, 9/29/25	36,000	36,015
		1,448,533
Beverages — 0.8%
Coca-Cola Co., 1.75%, 9/6/24	101,000	99,779
Biotechnology — 0.2%
AbbVie, Inc., 2.90%, 11/6/22	29,000	29,062
Building Products — 0.2%
Owens Corning, 3.40%, 8/15/26	28,000	27,402
Capital Markets — 5.4%
Ameriprise Financial, Inc., 2.875%, 9/15/26	98,000	95,355
Bank of New York Mellon Corp., 3.25%, 9/11/24	98,000	98,519
BlackRock, Inc., 3.50%, 3/18/24	70,000	70,953
Brookfield Finance, Inc., 4.00%, 4/1/24	66,000	66,846
Charles Schwab Corp., 3.85%, 5/21/25	66,000	67,148
CME Group, Inc., 3.00%, 3/15/25	35,000	34,917
Goldman Sachs Group, Inc., 3.75%, 5/22/25	66,000	66,411
Janus Henderson US Holdings, Inc., 4.875%, 8/1/25	30,000	30,966
Lazard Group LLC, 3.75%, 2/13/25	66,000	65,809

S&P Global, Inc., 2.95%, 1/22/27	25,000	24,321
State Street Corp., 3.55%, 8/18/25	86,000	86,955
		708,200
Chemicals — 0.9%
Ecolab, Inc., 2.70%, 11/1/26	95,000	92,522
Mosaic Co., 4.25%, 11/15/23	30,000	30,454
		122,976
Consumer Finance — 1.5%
Capital One Financial Corp., 4.25%, 4/30/25	66,000	66,639
Discover Financial Services, 4.50%, 1/30/26	65,000	65,558
Synchrony Financial, 4.50%, 7/23/25	66,000	65,843
		198,040
Containers and Packaging — 0.1%
Packaging Corp. of America, 3.65%, 9/15/24	13,000	13,059
Electric Utilities — 3.0%
Baltimore Gas and Electric Co., 2.40%, 8/15/26	64,000	61,170
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	36,000	36,842
Cleco Corporate Holdings LLC, 3.74%, 5/1/26	61,000	59,689
Duke Energy Progress LLC, 3.25%, 8/15/25	24,000	23,865
Edison International, 4.95%, 4/15/25	30,000	30,698
Emera US Finance LP, 3.55%, 6/15/26	62,000	60,668
Entergy Gulf States Louisiana LLC, 5.59%, 10/1/24	58,000	60,640
Public Service Electric and Gas Co., 2.25%, 9/15/26	64,000	60,848
		394,420
Electronic Equipment, Instruments and Components — 1.1%
Flex Ltd., 3.75%, 2/1/26	47,000	46,192
Keysight Technologies, Inc., 4.55%, 10/30/24	36,000	36,766
TD SYNNEX Corp., 1.75%, 8/9/26(1)	75,000	67,009
		149,967
Energy Equipment and Services — 0.7%
Schlumberger Finance Canada Ltd., 1.40%, 9/17/25	104,000	98,243
Equity Real Estate Investment Trusts (REITs) — 4.7%
American Campus Communities Operating Partnership LP, 3.30%, 7/15/26	63,000	62,228
Corporate Office Properties LP, 2.25%, 3/15/26	29,000	26,773
ERP Operating LP, 3.375%, 6/1/25	105,000	104,375
Host Hotels & Resorts LP, 4.50%, 2/1/26	75,000	75,051
Kimco Realty Corp., 3.30%, 2/1/25	66,000	65,429
Omega Healthcare Investors, Inc., 4.95%, 4/1/24	75,000	76,008
Prologis LP, 3.25%, 10/1/26	100,000	99,007
Spirit Realty LP, 4.45%, 9/15/26	42,000	42,116
Vornado Realty LP, 2.15%, 6/1/26	66,000	60,279
		611,266
Food and Staples Retailing — 0.7%
Costco Wholesale Corp., 2.75%, 5/18/24	42,000	42,128
Sysco Corp., 3.30%, 7/15/26	45,000	44,399
		86,527
Food Products — 1.3%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	29,000	27,075
Hershey Co., 2.05%, 11/15/24	36,000	35,440
Hormel Foods Corp., 0.65%, 6/3/24	60,000	57,453
Tyson Foods, Inc., 4.00%, 3/1/26	45,000	45,449
		165,417
Gas Utilities — 0.8%
National Fuel Gas Co., 5.50%, 1/15/26	45,000	46,506

Southern California Gas Co., 3.15%, 9/15/24	63,000	63,048
		109,554
Health Care Providers and Services — 3.7%
Anthem, Inc., 2.375%, 1/15/25	60,000	58,857
Cardinal Health, Inc., 3.50%, 11/15/24	69,000	69,325
Cigna Corp., 3.05%, 11/30/22	29,000	29,080
CommonSpirit Health, 2.76%, 10/1/24	36,000	35,355
HCA, Inc., 5.00%, 3/15/24	66,000	67,726
Humana, Inc., 4.50%, 4/1/25	66,000	67,684
UnitedHealth Group, Inc., 2.375%, 8/15/24	100,000	98,894
Universal Health Services, Inc., 1.65%, 9/1/26(1)	68,000	60,878
		487,799
Hotels, Restaurants and Leisure — 1.1%
Booking Holdings, Inc., 3.65%, 3/15/25	97,000	97,499
Hyatt Hotels Corp., 4.85%, 3/15/26	45,000	45,465
		142,964
Household Durables — 0.2%
DR Horton, Inc., 4.75%, 2/15/23	30,000	30,285
Household Products — 0.1%
Colgate-Palmolive Co., 3.25%, 3/15/24	20,000	20,196
Insurance — 2.7%
Aflac, Inc., 3.625%, 11/15/24	96,000	97,347
Aon Global Ltd., 3.875%, 12/15/25	50,000	50,348
First American Financial Corp., 4.60%, 11/15/24	50,000	51,412
MetLife, Inc., 4.37%, 9/15/23	50,000	51,008
MetLife, Inc., 3.60%, 11/13/25	34,000	34,271
Principal Financial Group, Inc., 3.40%, 5/15/25	66,000	65,860
		350,246
IT Services — 1.3%
International Business Machines Corp., 3.00%, 5/15/24	100,000	100,212
Western Union Co., 2.85%, 1/10/25	72,000	70,226
		170,438
Machinery — 2.7%
Caterpillar Financial Services Corp., 3.30%, 6/9/24	69,000	69,634
Caterpillar Financial Services Corp., 1.45%, 5/15/25	36,000	34,285
Cummins, Inc., 3.65%, 10/1/23	42,000	42,458
Illinois Tool Works, Inc., 3.50%, 3/1/24	42,000	42,539
John Deere Capital Corp., 3.45%, 1/10/24	69,000	69,789
PACCAR Financial Corp., 2.15%, 8/15/24	101,000	99,198
		357,903
Media — 1.0%
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	24,000	24,810
Comcast Corp., 3.375%, 8/15/25	42,000	42,185
Discovery Communications LLC, 4.90%, 3/11/26	60,000	61,927
		128,922
Metals and Mining — 1.1%
ArcelorMittal SA, 4.55%, 3/11/26	60,000	60,848
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23	34,000	34,467
Kinross Gold Corp., 5.95%, 3/15/24	42,000	43,550
		138,865
Multi-Utilities — 0.3%
Dominion Energy, Inc., 2.75%, 9/15/22	36,000	36,016
Multiline Retail — 0.5%
Dollar Tree, Inc., 4.00%, 5/15/25	66,000	66,695

Oil, Gas and Consumable Fuels — 5.9%
Canadian Natural Resources Ltd., 2.05%, 7/15/25	36,000	34,184
Chevron Corp., 1.55%, 5/11/25	102,000	97,864
Enbridge, Inc., 2.50%, 1/15/25	72,000	69,929
Energy Transfer LP, 3.90%, 7/15/26	70,000	68,728
Enterprise Products Operating LLC, 3.35%, 3/15/23	72,000	72,296
Equinor ASA, 2.875%, 4/6/25	35,000	34,803
Exxon Mobil Corp., 2.71%, 3/6/25	72,000	71,557
Phillips 66 Co., 2.45%, 12/15/24(1)	36,000	34,938
Shell International Finance BV, 3.25%, 5/11/25	66,000	66,414
TotalEnergies Capital Canada Ltd., 2.75%, 7/15/23	72,000	72,082
TransCanada PipeLines Ltd., 2.50%, 8/1/22	72,000	72,015
Valero Energy Corp., 2.85%, 4/15/25	9,000	8,826
Williams Cos., Inc., 4.00%, 9/15/25	66,000	66,285
		769,921
Personal Products — 0.3%
Estee Lauder Cos., Inc., 2.00%, 12/1/24	36,000	35,289
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co., 3.55%, 8/15/22	72,000	72,273
GlaxoSmithKline Capital PLC, 3.00%, 6/1/24	84,000	84,233
GlaxoSmithKline Capital, Inc., 3.625%, 5/15/25	18,000	18,298
Novartis Capital Corp., 1.75%, 2/14/25	29,000	28,283
Novartis Capital Corp., 3.00%, 11/20/25	27,000	27,094
Pfizer, Inc., 3.40%, 5/15/24	97,000	98,386
Royalty Pharma PLC, 1.20%, 9/2/25	78,000	71,561
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	30,000	29,345
		429,473
Road and Rail — 0.4%
Ryder System, Inc., 2.50%, 9/1/24	36,000	35,020
Ryder System, Inc., 3.35%, 9/1/25	18,000	17,731
		52,751
Semiconductors and Semiconductor Equipment — 1.2%
Marvell Technology, Inc., 1.65%, 4/15/26	67,000	61,103
Microchip Technology, Inc., 4.33%, 6/1/23	48,000	48,574
NXP BV / NXP Funding LLC, 4.875%, 3/1/24	42,000	42,755
		152,432
Software — 1.4%
Citrix Systems, Inc., 1.25%, 3/1/26	69,000	67,523
Intuit, Inc., 0.95%, 7/15/25	42,000	39,189
Microsoft Corp., 2.875%, 2/6/24	84,000	84,441
		191,153
Specialty Retail — 1.0%
Home Depot, Inc., 3.75%, 2/15/24	66,000	67,260
Ross Stores, Inc., 4.60%, 4/15/25	66,000	67,576
		134,836
Technology Hardware, Storage and Peripherals — 1.1%
Apple, Inc., 3.00%, 2/9/24	35,000	35,236
Apple, Inc., 2.45%, 8/4/26	71,000	69,204
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	36,000	37,217
		141,657
Trading Companies and Distributors — 0.3%
Air Lease Corp., 2.875%, 1/15/26	41,000	38,629
TOTAL CORPORATE BONDS (Cost $9,040,484)		8,524,168

U.S. TREASURY SECURITIES AND EQUIVALENTS — 30.8%
Israel Government AID Bond, 5.50%, 9/18/23	100,000	104,054
U.S. Treasury Notes, 0.125%, 6/30/22	40,000	39,975
U.S. Treasury Notes, 2.125%, 2/29/24	225,000	223,778
U.S. Treasury Notes, 2.375%, 2/29/24	400,000	399,641
U.S. Treasury Notes, 0.375%, 4/15/24	350,000	336,499
U.S. Treasury Notes, 0.375%, 7/15/24	450,000	429,829
U.S. Treasury Notes, 0.375%, 8/15/24	440,000	419,306
U.S. Treasury Notes, 1.50%, 10/31/24	450,000	438,099
U.S. Treasury Notes, 0.25%, 7/31/25	298,000	275,452
U.S. Treasury Notes, 2.00%, 8/15/25	325,000	317,472
U.S. Treasury Notes, 0.375%, 1/31/26	513,000	469,876
U.S. Treasury Notes, 1.625%, 2/15/26	285,000	273,233
U.S. Treasury Notes, 0.625%, 7/31/26	30,000	27,421
U.S. Treasury Notes, 1.25%, 12/31/26	300,000	279,680
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $4,229,084)		4,034,315
U.S. GOVERNMENT AGENCY SECURITIES — 3.3%
FHLB, 2.375%, 3/14/25	50,000	49,464
FHLB, 0.375%, 9/4/25	25,000	23,157
FHLB, 1.25%, 12/21/26	50,000	46,635
FHLMC, 0.25%, 11/6/23	100,000	97,071
FNMA, 1.625%, 10/15/24	110,000	107,258
FNMA, 0.375%, 8/25/25	25,000	23,146
FNMA, 1.875%, 9/24/26	50,000	48,000
Tennessee Valley Authority, 0.75%, 5/15/25	48,000	45,221
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $454,087)		439,952
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $13,723,655)		12,998,435
OTHER ASSETS AND LIABILITIES — 0.9%		118,897
TOTAL NET ASSETS — 100.0%		$13,117,332

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $162,825, which represented 1.2% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.